Held for sale - Summary of Assets and Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Property, plant and equipment	£ 366	£ 515	£ 618
Total non-current assets	4,122	4,111
Current assets
Trade and other receivables	1,257	1,118
Cash and cash equivalents	937	1,097
Non-current liabilities
Financial liabilities – borrowings	(1,245)	(1,397)
Non-current liabilities	(1,483)	(1,672)
Current liabilities
Trade and other liabilities	(1,256)	(1,196)
Financial liabilities – borrowings	(155)	(254)
Total liabilities	(3,063)	(3,317)
Net assets	4,280	4,134
Disposal groups classified as held for sale [member]
Non-current assets
Property, plant and equipment	7	48
Total non-current assets	7	48
Current assets
Trade and other receivables	0	6
Cash and cash equivalents		19
Total current assets		25
Assets classified as held for sale	7	73
Non-current liabilities
Financial liabilities – borrowings		(66)
Non-current liabilities		(66)
Current liabilities
Trade and other liabilities		(5)
Financial liabilities – borrowings		(3)
Current liabilities		(8)
Total liabilities		(74)
Net assets	£ 7	£ (1)